Parent company financial statement - Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Cost of revenue	¥ (1,026,903)		¥ (804,674)	¥ (648,482)
Gross loss	472,122		364,674	204,813
Other income, net	25,100		3,689	6,325
Selling expenses	25,003		24,539	21,902
Operating loss	399,558		280,450	160,851
Loss before tax	424,493		297,190	167,743
Income tax expenses for the year	108,713		66,288	0
Loss	315,780	¥ 315,780	230,902	167,743
Total comprehensive loss	319,090	¥ 319,090	228,360	169,945
Parent [Member]
Disclosure of transactions between related parties [line items]
Cost of revenue	0		(2,299)	0
Gross loss	0		(2,299)	0
Administrative expenses	(8,176)		(9,124)	(4,148)
Operating loss	(8,176)		(11,423)	(4,148)
Net finance expenses	0		(17)	(8)
Loss before tax	(8,176)		(11,440)	(4,156)
Loss	(8,176)		(11,440)	(4,156)
Other comprehensive income /(loss)-foreign currency translation differences	4,086		(3,016)	2,643
Total comprehensive loss	¥ (4,090)		¥ (14,456)	¥ (1,513)